Inventory, Net	6 Months Ended
Mar. 31, 2023
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 4 — INVENTORY, NET

Inventory consists of the following:

	March 31, 2023	September 30, 2022
Raw materials	$430,517	$989,043
Work-in-progress	538,943	-
Finished goods	1,937,082	1,337,731
Inventory valuation allowance	(38,294)	(120,286)
Total inventory, net	$2,868,248	$2,206,488

Impairment of inventories is recorded in cost of goods sold. For the six months ended March 31, 2023 and 2022, recovery of previously accrued inventory allowance amounted to $84,956 and $16,508, respectively.